Prepayment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prepayment (Details) [Line Items]
Prepayment balance		$ 6,805,039
Suppliers [Member]
Prepayment (Details) [Line Items]
Prepayment balance	$ 7,943,133	$ 6,805,039